Exhibit 1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

GS Mortgage Securities Corporation II

200 West Street

New York, NY 10282

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by GS Mortgage Securities Corporation II (the “Company,” as the engaging party) and Goldman Sachs & Co. LLC, Goldman Sachs Mortgage Company, Goldman Sachs Bank USA, BofA Securities Inc., BMO Capital Markets Corp., and Bank of Montreal who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BWAY Trust 2025-1535, Commercial Mortgage Pass-Through Certificates, Series 2025-1535 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Property securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of April 17, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on March 21, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2025-1535 Accounting Tape Final.xlsx (provided on March 21, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a draft or signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a draft or final phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to the documentation for the administrative fee rate related to the Transaction.

•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement.

•	The phrase “Insurance Summary” refers to a draft or final certificate of insurance and/or insurance risk analysis summarizing the coverage for each insurance category.

•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments or exhibits thereof.

•	The phrase “Title Policy” refers to a signed or proforma title policy or commitment.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 30, 2025 through March 21, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

New York, NY

March 21, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Control Number	None - Company Provided	None
2	Loan / Property Flag	None - Company Provided	None
3	Number of Properties	Appraisal Report	None
4	Originator	Loan Agreement	None
5	Originator Entity Type	None - Company Provided	None
6	Mortgage Loan Seller	None - Company Provided	None
7	Property Name	None - Company Provided	None
8	Address	Appraisal Report	None
9	City	Appraisal Report	None
10	State	Appraisal Report	None
11	County	Appraisal Report	None
12	Zip Code	Appraisal Report	None
13	General Property Type	Appraisal Report	None
14	Detailed Property Type	Appraisal Report	None
15	Flood Zone	Appraisal Report	None
16	Year Built	Appraisal Report	None
17	Year Renovated	Appraisal Report	None
18	SF	Underwriting File	None
19	Occupancy (%)	Underwriting File	None
20	Occupancy Date	Underwriting File	None
21	Rent Steps Date	Underwriting File	None
22	Loan Per SF ($)	Recalculation	None
23	Trust Original Balance ($)	None - Company Provided	None
24	Trust Cut-off Date Balance ($)	Recalculation	None
25	Mortgage Loan Rate (%)	None - Company Provided	None
26	Administrative Fee Rate (%)	Fee Schedule	None
27	Net Mortgage Rate	Recalculation	None
28	Trust Mortgage Loan Monthly Payment ($)	Recalculation	None
29	Trust Mortgage Loan Annual Debt Service ($)	Recalculation	None
30	Pari Passu Split (Y/N)	None - Company Provided	None
31	Pari Passu Controlling Piece in Trust?	None - Company Provided	None
32	Pari Passu Companion Loan Original Balance (Non-trust)	Recalculation	None
33	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
34	Pari Passu Companion Loan Balloon Balance (Non-trust)	Recalculation	None
35	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Recalculation	None
36	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Recalculation	None
37	Other Subordinate Debt Original Balance ($)	None - Company Provided	None
38	Other Subordinate Debt Cut-off Date Balance ($)	Recalculation	None
39	Other Subordinate Debt Balloon Balance ($)	Recalculation	None
40	Other Subordinate Debt Type	None - Company Provided	None
41	Other Subordinate Debt Interest Rate	None - Company Provided	None
42	Other Subordinate Debt Maturity Date	None - Company Provided	None
43	Other Subordinate Debt Monthly Payment	Recalculation	None
44	Other Subordinate Debt Annual Payment	Recalculation	None
45	Interest Accrual Method	Loan Agreement	None
46	Interest Accrual Period	Loan Agreement	None
47	Origination Date	None - Company Provided	None
48	First Due Date	Loan Agreement	None
49	Last IO Due Date	Loan Agreement	None
50	First P&I Due Date	Not Applicable*	None
51	Due Date	Loan Agreement	None
52	Grace Period- Late Fee	Loan Agreement	None
53	Grace Period- Default	Loan Agreement	None
54	Amortization Type	Loan Agreement	None
55	Original Interest-Only Period (Mos.)	Recalculation	None
56	Remaining Interest-Only Period (Mos.)	Recalculation	None
57	Original Term To Maturity (Mos.)	Recalculation	None
58	Remaining Term To Maturity (Mos.)	Recalculation	None
59	Original Amortization Term (Mos.)	Not Applicable*	None
60	Remaining Amortization Term (Mos.)	Not Applicable*	None
61	Seasoning	Recalculation	None
62	Maturity Date	Loan Agreement	None
63	Trust Mortgage Loan Balloon Balance ($)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
64	Whole Loan Original Balance	None - Company Provided	None
65	Whole Loan Cut-Off Date Balance	Recalculation	None
66	Whole Loan Balloon Balance	Recalculation	None
67	Whole Loan Interest Rate	None - Company Provided	None
68	Whole Loan Monthly Payment	Recalculation	None
69	Whole Loan Annual Payment	Recalculation	None
70	Whole Loan LTV	Recalculation	None
71	Maturity Whole Loan LTV	Recalculation	None
72	Whole Loan NOI DSCR	Recalculation	None
73	Whole Loan NCF DSCR	Recalculation	None
74	Whole Loan NOI Debt Yield	Recalculation	None
75	Whole Loan NCF Debt Yield	Recalculation	None
76	% of Initial Pool Balance	Recalculation	None
77	Lockbox	Loan Agreement	None
78	Cash Management	Loan Agreement	None
79	Cash Management Triggers	Loan Agreement	None
80	Performance Test Trigger Level	Loan Agreement	None
81	Lockout Period	Loan Agreement	None
82	Lockout Expiration Date	Loan Agreement	None
83	Prepayment Begin Date	Loan Agreement	None
84	Prepayment End Date	Loan Agreement	None
85	Open Period Begin Date	Loan Agreement	None
86	Open Period (Payments)	Recalculation	None
87	Prepayment Type	Loan Agreement	None
88	Prepayment Provision	Loan Agreement	None
89	Partially Prepayable without Penalty	Loan Agreement	None
90	Partially Prepayable without Penalty Description	Loan Agreement	None
91	Partial Collateral Release Description	Loan Agreement	None
92	Yield Maintenance Index	Not Applicable*	None
93	Yield Maintenance Discount	Not Applicable*	None
94	Yield Maintenance Margin	Not Applicable*	None
95	Yield Maintenance Calculation Method	Not Applicable*	None
96	Day of Month Prepayment Permitted	Loan Agreement	None
97	Due on Sale	Loan Agreement	None
98	Due on Encumbrance	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
99	Other Subordinate Debt Balance ($)	None - Company Provided	None
100	Other Subordinate Debt Type	None - Company Provided	None
101	Future Debt Allowed?	Loan Agreement	None
102	Mortgage Assumable?	Loan Agreement	None
103	Assumption Fee	Appraisal Report	None
104	Appraiser Designation	Appraisal Report	None
105	Appraisal FIRREA (Y/N)	Appraisal Report	None
106	As-Is Appraisal Date	Appraisal Report	None
107	As-Is Appraised Value ($)	Appraisal Report	None
108	As-Stabilized Appraisal Date	Appraisal Report	None
109	As-Stabilized Appraised Value ($)	Appraisal Report	None
110	Single Tenant (Y/N)	Underwriting File	None
111	Engineering Report Date	Engineering Report	None
112	Environmental Phase I Report Date	Environmental Report	None
113	Environmental Phase II	Environmental Report	None
114	Environmental Phase II Report Date	Not Applicable*	None
115	PML or SEL (%)	Not Applicable*	None
116	Seismic Report Date	Not Applicable*	None
117	Earthquake Insurance Required (Y/N)	Loan Agreement	None
118	Terrorism Insurance Required (Y/N)	Loan Agreement	None
119	Environmental Insurance Required (Y/N)	Insurance Summary	None
120	Blanket Insurance Policy (Y/N)	Insurance Summary	None
121	Lien Position	Title Policy	None
122	Ownership Interest	Title Policy	None
123	Condominium Present?	Loan Agreement	None
124	Ground Lease (Y/N)	Loan Agreement	None
125	Annual Ground Lease Payment ($)	Not Applicable*	None
126	Ground Lease Expiration Date	Not Applicable*	None
127	Ground Lease Extension (Y/N)	Not Applicable*	None
128	# of Ground Lease Extension Options	Not Applicable*	None
129	Ground Lease Expiration Date after all Extensions	Not Applicable*	None
130	2021 EGI Date	Underwriting File	None
131	2021 EGI ($)	Underwriting File	$1.00
132	2021 Expenses ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
133	2021 NOI ($)	Underwriting File	$1.00
134	2021 Replacement Reserve ($)	Underwriting File	$1.00
135	2021 TILC Reserve ($)	Underwriting File	$1.00
136	2021 NCF ($)	Underwriting File	$1.00
137	2022 EGI Date	Underwriting File	None
138	2022 EGI ($)	Underwriting File	$1.00
139	2022 Expenses ($)	Underwriting File	$1.00
140	2022 NOI ($)	Underwriting File	$1.00
141	2022 Replacement Reserve ($)	Underwriting File	$1.00
142	2022 TILC Reserve ($)	Underwriting File	$1.00
143	2022 NCF ($)	Underwriting File	$1.00
144	2023 EGI Date	Underwriting File	None
145	2023 EGI ($)	Underwriting File	$1.00
146	2023 Expenses ($)	Underwriting File	$1.00
147	2023 NOI ($)	Underwriting File	$1.00
148	2023 Replacement Reserve ($)	Underwriting File	$1.00
149	2023 TILC Reserve ($)	Underwriting File	$1.00
150	2023 NCF ($)	Underwriting File	$1.00
151	Most Recent Date (if past 2023)	Underwriting File	None
152	Most Recent # of months	Underwriting File	None
153	Most Recent Description	Underwriting File	None
154	Most Recent EGI (if past 2023) ($)	Underwriting File	$1.00
155	Most Recent Expenses (if past 2023) ($)	Underwriting File	$1.00
156	Most Recent NOI (if past 2023) ($)	Underwriting File	$1.00
157	Most Recent Replacement Reserve (if past 2023) ($)	Underwriting File	$1.00
158	Most Recent TILC Reserve (if past 2023) ($)	Underwriting File	$1.00
159	Most Recent NCF (if past 2023) ($)	Underwriting File	$1.00
160	Underwritten EGI ($)	Underwriting File	$1.00
161	Underwritten Expenses ($)	Underwriting File	$1.00
162	Underwritten Net Operating Income ($)	Underwriting File	$1.00
163	Underwritten NOI DSCR (x)	Recalculation	None
164	Underwritten NOI Debt Yield	Recalculation	None
165	Underwritten Replacement Reserve ($)	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
166	Underwritten TI / LC ($)	Underwriting File	$1.00
167	Underwritten Other Reserve ($)	Underwriting File	$1.00
168	Underwritten Net Cash Flow ($)	Underwriting File	$1.00
169	Underwritten NCF DSCR (x)	Recalculation	None
170	Underwritten NCF Debt Yield	Recalculation	None
171	Largest Tenant by UW Gross Rent	Underwriting File	None
172	Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
173	Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
174	Second Largest Tenant by UW Gross Rent	Underwriting File	None
175	Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
176	Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
177	Third Largest Tenant by UW Gross Rent	Underwriting File	None
178	Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
179	Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
180	Fourth Largest Tenant by UW Gross Rent	Underwriting File	None
181	Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
182	Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
183	Fifth Largest Tenant by UW Gross Rent	Underwriting File	None
184	Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File	None
185	Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File	None
186	Property Manager	Loan Agreement	None
187	Upfront RE Tax Reserve ($)	Loan Agreement	None
188	Ongoing RE Tax Reserve ($)	Loan Agreement	None
189	Upfront Insurance Reserve ($)	Loan Agreement	None
190	Ongoing Insurance Reserve ($)	Loan Agreement	None
191	Upfront Replacement Reserve ($)	Loan Agreement	None
192	Ongoing Replacement Reserve ($)	Loan Agreement	None
193	Replacement Reserve Caps ($)	Loan Agreement	None
194	Upfront TI/LC Reserve ($)	Loan Agreement	None
195	Ongoing TI/LC Reserve ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

BWAY Trust 2025-1535	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
196	TI/LC Caps ($)	Loan Agreement	None
197	Upfront Debt Service Reserve ($)	Loan Agreement	None
198	Ongoing Debt Service Reserve ($)	Loan Agreement	None
199	Upfront Deferred Maintenance Reserve ($)	Loan Agreement	None
200	Ongoing Deferred Maintenance Reserve ($)	Loan Agreement	None
201	Upfront Environmental Reserve ($)	Loan Agreement	None
202	Ongoing Environmental Reserve ($)	Loan Agreement	None
203	Upfront Other Reserve ($)	Loan Agreement	None
204	Ongoing Other Reserve ($)	Loan Agreement	None
205	Other Reserve Description	Loan Agreement	None
206	Letter of Credit?	Loan Agreement	None
207	Letter of Credit Balance ($)	Loan Agreement	None
208	Letter of Credit Description	Loan Agreement	None
209	Release Provisions (Y/N)	Loan Agreement	None
210	Loan Purpose	None - Company Provided	None
211	Borrower Name	Loan Agreement	None
212	Tenant In Common (Y/N)	Loan Agreement	None
213	Sponsor	Loan Agreement	None
214	Carve-out Guarantor	Guaranty Agreement	None
215	Recourse	Guaranty Agreement	None
216	Single Purpose Borrower (Y/N)	Loan Agreement	None
217	Exit Fee	Loan Agreement	None

* The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

BWAY Trust 2025-1535	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
22	Loan Per SF ($)	Quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) SF.
24	Trust Cut-off Date Balance ($)	Set equal to Trust Original Balance ($).
27	Net Mortgage Rate	Difference between (i) Mortgage Loan Rate (%) and (ii) Administrative Fee Rate (%).
28	Trust Mortgage Loan Monthly Payment ($)	Quotient of (i) product of (a) Trust Cut-off Date Balance ($), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
29	Trust Mortgage Loan Annual Debt Service ($)	Product of (i) Trust Mortgage Loan Monthly Payment ($) and (ii) 12.
32	Pari Passu Companion Loan Original Balance (Non-trust)	Difference between (i) Whole Loan Original Balance, (ii) Trust Original Balance ($) and (iii) Other Subordinate Original Debt Balance ($).
33	Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Set equal to Pari Passu Companion Loan Original Balance (Non-trust).
34	Pari Passu Companion Loan Balloon Balance (Non-trust)	Set equal to Pari Passu Companion Loan Original Balance (Non-trust).
35	Pari Passu Companion Loan Monthly Debt Service (Non-trust)	Quotient of (i) product of (a) Pari Passu Companion Loan Cut-off Date Balance (Non-trust), (b) Mortgage Loan Rate (%) and (c) the Interest Accrual Method (365/360) and (ii) 12.
36	Pari Passu Companion Loan Annual Debt Service (Non-trust)	Product of (i) Pari Passu Companion Loan Monthly Debt Service (Non-trust) and (ii) 12.
38	Other Subordinate Debt Cut-off Date Balance ($)	Equal to Other Subordinate Original Debt Balance ($).
39	Other Subordinate Debt Balloon Balance ($)	Equal to Other Subordinate Original Debt Balance ($).
43	Other Subordinate Debt Monthly Payment	Quotient of (i) product of (a) Other Subordinate Debt Cut-off Balance ($), (b) Other Subordinate Debt Interest Rate and (c) the Interest Accrual Method (365/360) and (iii) 12.
44	Other Subordinate Debt Annual Payment	Product of (i) Other Subordinate Debt Monthly Payment and (ii) 12.
55	Original Interest-Only Period (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Last IO Due Date.
56	Remaining Interest-Only Period (Mos.)	Difference between (i) Original Interest-Only Period (Mos.) and (ii) Seasoning.
57	Original Term To Maturity (Mos.)	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Maturity Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

BWAY Trust 2025-1535	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
58	Remaining Term To Maturity (Mos.)	Difference between (i) Original Term to Maturity (Mos.) and (ii) Seasoning.
61	Seasoning	Count of the number of monthly payment dates, from and inclusive of (i) First Due Date, to and including (ii) Cut-off Date.
63	Trust Mortgage Loan Balloon Balance ($)	Set equal to Trust Original Balance ($).
65	Whole Loan Cut-Off Date Balance	Set equal to Whole Loan Original Balance.
66	Whole Loan Balloon Balance	Set equal to Whole Loan Original Balance.
68	Whole Loan Monthly Payment	Quotient of (i) product of (a) Whole Loan Cut-Off Date Balance, (b) Whole Loan Interest Rate and (c) the Interest Accrual Method (365/360) and (ii) 12.
69	Whole Loan Annual Payment	Product of (i) Whole Loan Monthly Payment and (ii) 12.
70	Whole Loan LTV	Quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).
71	Maturity Whole Loan LTV	Quotient of (i) Whole Loan Maturity Balance ($) and (ii) As-Is Appraised Value ($).
72	Whole Loan NOI DSCR	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Payment.
73	Whole Loan NCF DSCR	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Payment.
74	Whole Loan NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-Off Date Balance.
75	Whole Loan NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-Off Date Balance.
76	% of Initial Pool Balance	Quotient of (i) Whole Loan Cut-off Date Balance ($) and (ii) Whole Loan Original Balance ($).
86	Open Period (Payments)	Count of the number of monthly payment dates, from and inclusive of (i) Open Period Begin Date, to and including (ii) Maturity Date.
163	Underwritten NOI DSCR (x)	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Annual Debt Service ($).
164	Underwritten NOI Debt Yield	Quotient of (i) Underwritten Net Operating Income ($) and (ii) Whole Loan Cut-off Date Balance ($).
169	Underwritten NCF DSCR (x)	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Annual Debt Service ($).
170	Underwritten NCF Debt Yield	Quotient of (i) Underwritten Net Cash Flow ($) and (ii) Whole Loan Cut-off Date Balance ($).

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